Nature of Business and Organization	6 Months Ended
Jun. 30, 2025
Nature of Business and Organization [Asbtract]
NATURE OF BUSINESS AND ORGANIZATION

Note 1 — NATURE OF BUSINESS AND ORGANIZATION

Springview Holdings Ltd (the “Company” or “Springview (Cayman)”) is a holding company incorporated on September 27, 2023 in Cayman Islands while Springview (BVI) Ltd was incorporated on October 11, 2023 in the BVI with the Company being the sole shareholder of Springview (BVI) Ltd. The Company conducts its business primarily through its indirect wholly-owned subsidiary in Singapore, Springview Enterprises Pte. Ltd., providing four main types of works: (i) new construction, (ii) reconstruction, (iii) Additions and Alterations (A&A), and (iv) other general contracting services. For new construction, the existing house will be demolished, and a new house will be rebuilt. Reconstruction works involve replacement of substantial part of the house. For A&A works, minor modifications are made to existing structures within the existing building requirements while other general contracting services include renovation and design consultation services. The Company is a holding company with no business operation.

As at June 30, 2025, subsidiary of the Company includes the following entity:

Entity	Date of incorporation	Place of incorporation	Ownership	Principal activities
Springview (BVI) Ltd (Springview (BVI))	October 11, 2023	British Virgin Islands	100% owned by Springview (Cayman)	Investment holding
Springview Enterprises Pte. Ltd. (Springview (S))	June 3, 2002	Singapore	100% owned by Springview (BVI)	General contractors (Building construction including major upgrading works)

Pursuant to a group reorganization (the “Reorganization”) to rationalize the structure of the Company and its subsidiary in preparation for the listing of the Company’s shares, the Company became the holding company on December 1, 2023. The Company and its subsidiary were under common control of the shareholders and their entire equity interests were also ultimately held by the shareholders immediately prior to the Reorganization, which have been accounted for as reorganization of entities under common control at carrying value. The unaudited condensed consolidated financial statements are prepared on the basis as if the reorganization became effective as of the beginning of the first period presented in the accompanying unaudited condensed consolidated financial statements of the Company.